Prepaid expenses and deposits (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Prepaid expenses and deposits
Deposits on cannabis retail outlets	$ 1,417	$ 996
Prepaid insurance and other	5,160	3,352
Prepayment on inventory	3,578	4,252
Total	10,155	8,600
Less current portion	(7,167)	(6,919)
Long-term	$ 2,988	$ 1,681